FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

28.    FAIR VALUE OF FINANCIAL INSTRUMENTS

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial assets include, in particular, cash and cash equivalents, trade and other receivables, bank loans to customers, investments (mainly deposits with original maturity of more than three months, originated loans other than bank loans to customers as well as debt securities) and derivative financial assets. Financial liabilities generally substantiate claims for repayment in cash or another financial asset. In particular, this includes bonds, trade and other payables, bank loans, lease obligations and derivative financial liabilities. Financial instruments are recognized as soon as the Group becomes a party to the contractual provision of the instrument.

Financial assets and financial liabilities are recognized initially at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability, except for a financial asset or liability accounted for at fair value through profit or loss, in which case transaction costs are expensed. Subsequently they are measured either at amortized cost or fair value depending on the classification of those assets and liabilities.

Financial assets can be classified as 1) financial assets at amortized cost; 2) financial assets at fair value through other comprehensive income; 3) financial assets at fair value through profit or loss. If the financial assets are held for collecting contractual cash flows in the form of principal and interest on the specified dates, it is classified as carried at amortized cost. If the financial assets are held not only for collecting contractual cash flows in the form of principal and interest on the specified dates, but also for potential sale, they are classified as measured at fair value through other comprehensive income. All other financial assets are classified as measured at fair value through profit or loss.

Financial liabilities can be classified as measured at fair value or at amortized costs. The Group measures its derivative instruments, contingent consideration recognized in business combination as well as liability under put option agreement at fair value. All other financial liabilities of the Group are measured at amortized cost.

Derivative instruments activities – The Group uses derivative instruments, including interest rate and foreign currency swaps, to manage foreign currency and interest rate risk exposures. The Group measures derivatives at fair value and recognizes them as either other current or other non-current financial assets or liabilities in the consolidated statement of financial position. Cash flows from derivatives are classified according to their nature. The Group reviews related fair value hierarchy classifications on a quarterly basis. The fair value measurement of the Group’s derivative instruments is based on the observable yield curves for similar instruments.

Gains and losses from changes in the fair value of derivative instruments are recorded immediately in profit or loss.

Assets and liabilities related to multiple derivative contracts with one counterparty are not offset by the Group.

Liability under put option agreement – To optimize the structure of business acquisitions and to defer payment of the purchase price, the Group enters into put and call option agreements to acquire the remaining non-controlling stakes in newly acquired subsidiaries. Upon initial recognition, the commitment to purchase non-controlling interests is recognized as a financial liability for the present value of the redemption amount, which approximates its fair value. Subsequent changes in the value of the commitment are recognized in profit or loss for the reporting period.

Netting – The Group offsets its financial assets and financial liabilities only if it has a legally enforceable right to set off the recognized amounts and intends either to settle on a net basis or to realise the asset and settle the liability simultaneously.

Fair value of financial instruments – Fair value of financial assets and liabilities is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier hierarchy for inputs used in measuring fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, is as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities;

Level 3 – No observable pricing inputs in the market.

Financial assets and financial liabilities are classified in the three-tier hierarchy based on the lowest level of input that is significant to the fair value measurements. The Group’s assessment of the significance of a particular input to the fair value measurements requires judgment which may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

1.    Financial assets of the Group

	December 31,
	2021	2020
Cash and cash equivalents (Note 14)	40,590	85,405

Trade and other receivables (Note 18)	39,795	35,031

Accounts receivable, related parties (Note 31)	7,287	14,189

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	208,018	118,594
Notes	9,158	9,583
Other	2,138	2,196
Total financial assets at amortized cost	219,314	130,373

Financial assets at fair value through profit or loss:
Securities held by MTS Bank and Sistema Capital	25,687	21,824
Mutual funds	10,719	10,699
Assets in Sistema Capital trust management	10,374	10,313
Cross-currency swaps not designated as hedges	4,627	4,508
Contingent consideration (Note 11)	1,867	2,631
Investments in equity	1,228	—
Embedded derivatives in a lease agreement	434	562
Assets under option agreements	112	228
Currency forwards, swaps and options not designated as hedges	110	2
Total financial assets at fair value through profit or loss	55,158	50,767

Total other financial assets	274,472	181,140

Total financial assets	362,144	315,765
Less current portion	(224,862)	(227,338)

Total financial assets, non-current	137,282	88,427

2.     Financial liabilities of the Group

	December 31,
	2021	2020
Trade and other payables	72,078	56,017

Accounts payable, related parties (Note 31)	4,107	3,146

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 24)	270,143	221,113
Notes (Note 24)	191,996	208,155
Bank deposits and liabilities (Note 30)	221,368	167,677
Lease obligations (Note 0)	154,509	150,814
Total financial liabilities at amortized cost	838,016	747,759

Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	383	1,068
Liabilities under option agreements	—	55
Total financial liabilities at fair value through profit or loss	383	1,123

Total other financial liabilities	838,399	748,882

Total financial liabilities	914,584	808,045
Less current portion	(413,990)	(276,368)

Total financial liabilities, non-current	500,594	531,677

The fair value measurement of the Group’s derivative instruments and investments in Sistema Capital trust management is based on the observable yield curves for similar instruments and represents the estimated amount the Group would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates, foreign exchange spot and forward rates. The investment in mutual investment funds is measured at fair value of the Group’s share in net assets of funds.

The table below presents the fair value of financial instruments carried at fair value within the statement of financial position:

		December 31,
	Level of inputs	2021	2020
Assets
Securities held by MTS Bank and Sistema Capital	Level 1	25,687	21,824
Derivative instruments	Level 2	4,736	4,510
Cross-currency swaps not designated as hedges		4,627	4,508
Currency forwards, swaps and options		110	2
Mutual investment funds, managed by Sistema Capital (Note 15)	Level 2	10,719	10,699
Assets in Sistema Capital trust management (Note 15)	Level 2	10,374	10,313
Embedded derivatives in a lease agreement	Level 2	434	562
Contingent consideration	Level 3	1,867	2,631
Investments in equity	Level 3	1,228	—
Assets under option agreements	Level 3	112	228

Liabilities
Contingent consideration	Level 3	(188)	(944)
Liabilities under option agreements	Level 3	—	(55)

Net realized gains and losses of Level 3 assets and liabilities resulting from fair value measurements were included in net foreign exchange (gain) / loss and change in fair value of financial instruments and profit from discontinued operations in the consolidated statements of profit or loss in the following amounts:

	For the years ended December 31,
	2021	2020	2019
Net realized gains of Level 3 assets	2,263	846	2,013
Net realized losses of Level 3 liabilities	(420)	(39)	(1,813)

	1,843	807	200

Net unrealized gains and losses of Level 3 assets and liabilities resulting from fair value measurements were included in net foreign exchange (gain) / loss and change in fair value of financial instruments in the consolidated statements of profit or loss in the following amounts:

	For the years ended December 31,
	2021	2020	2019
Net unrealized gains of Level 3 assets	385	—	—
Net unrealized gains/(losses) of Level 3 liabilities	391	—	—

	776	—	—

Financial instruments at amortised cost

The carrying value of the Group’s financial instruments accounted for at amortized cost approximates their fair value due to their short-term nature and market interest rates, except for borrowings, gross of debt issuance cost, as disclosed in the table below:

		December 31, 2021		December 31, 2020
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(173,903)	(174,984)	(200,198)	(191,142)
Unquoted notes	Level 3	(17,012)	(17,012)	(17,012)	(17,012)
Bank and other loans (Note 24)	Level 3	(267,405)	(270,143)	(221,113)	(221,113)
		(458,320)	(462,139)	(438,323)	(429,267)

The carrying value of the Group’s bank and other loans approximates their fair value as of December 31, 2021 and 2020.

While management has used available market information in estimating the fair value of its financial instruments, the market information may not be fully reflective of the value that could be realized in the current circumstances.

There were no transfers between levels of inputs within the hierarchy during the years ended December 31, 2021, 2020 and 2019.

There were no transfers between the accounting categories of financial instruments during the years ended December 31, 2021 and 2019.

During the year ended December 31, 2019 several of the Group’s swap agreements in the amount of RUB 678 million were transferred from accounting category “financial assets at fair value through other comprehensive income” to category “financial assets at fair value through profit or loss” as a result of termination of hedging relationships due to the early redemption of hedged loans.